Shareholder Report		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS VARIABLE SERIES I
Entity Central Index Key		0000764797
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000017180
Shareholder Report [Line Items]
Fund Name		DWS Capital Growth VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Capital Growth VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

Gross expense ratio as of the latest prospectus: 0.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 12.53% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 1000® Index, returned 17.37% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 18.56%.

Stock selection was the primary reason for the Fund’s shortfall relative to the Russell 1000® Growth Index. The largest adverse impact occurred in information technology, where the IT services company Globant SA* was a key detractor. The stock fell after management provided underwhelming initial guidance for 2025 amid worries about corporations’ slower spending and shift away from large digital transformation projects toward AI-related initiatives. The enterprise software provider ServiceNow Inc. (1.2%), which was hurt by decelerating growth, lingering concerns about federal spending pressures, and potential AI disruption, further weighed on results.

Although positioning in information technology was a net detractor, the sector was also home to several outperforming holdings. Among these were Cloudflare, Inc. (0.8%), which added more large enterprise customers and reported accelerating growth behind its AI-as-a-Service offering, and MongoDB, Inc. (0.9%) which outpaced expectations with strong revenue and bookings growth. CyberArk Software, Ltd.,* a cloud infrastructure software and IT security company that received a takeover offer and benefited from rising enterprise spending on cybersecurity, further contributed to results.

Positioning in the health care sector was an additional source of underperformance in 2025. UnitedHealth Group, Inc.,* which slid due to its exposure to government spending and profit-margin pressures from increasing care utilization, was the largest detractor. Dexcom, Inc. (0.6%) also pulled back on cautious guidance and a leadership transition announcement, as well as negative headlines regarding product reliability issues. On the positive side, Exact Sciences Corp. (0.9%) was a leading individual contributor to Fund performance. The shares surged in late November on news that the company was being taken over at a premium.

Outside of these sectors, Spotify Technology SA (1.4%) was the most notable contributor. The company reported record profits and a growing number of users, and it announced a price increase for its premium service.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index	Russell 1000® Growth Index
'15	$10,000	$10,000	$10,000
'16	$9,305	$9,462	$9,442
'16	$9,103	$9,459	$9,438
'16	$9,699	$10,117	$10,074
'16	$9,609	$10,172	$9,982
'16	$9,855	$10,351	$10,176
'16	$9,714	$10,374	$10,136
'16	$10,233	$10,769	$10,615
'16	$10,292	$10,784	$10,562
'16	$10,307	$10,792	$10,600
'16	$10,081	$10,582	$10,351
'16	$10,276	$10,999	$10,577
'16	$10,425	$11,205	$10,708
'17	$10,768	$11,431	$11,068
'17	$11,237	$11,873	$11,528
'17	$11,276	$11,881	$11,662
'17	$11,562	$12,006	$11,928
'17	$11,869	$12,159	$12,238
'17	$11,890	$12,244	$12,206
'17	$12,240	$12,487	$12,531
'17	$12,347	$12,526	$12,760
'17	$12,428	$12,793	$12,926
'17	$12,731	$13,086	$13,427
'17	$13,089	$13,485	$13,835
'17	$13,166	$13,635	$13,943
'18	$14,011	$14,384	$14,930
'18	$13,627	$13,856	$14,539
'18	$13,328	$13,541	$14,140
'18	$13,578	$13,587	$14,189
'18	$14,039	$13,934	$14,811
'18	$14,182	$14,024	$14,954
'18	$14,609	$14,508	$15,393
'18	$15,326	$15,008	$16,235
'18	$15,507	$15,065	$16,325
'18	$14,163	$13,999	$14,865
'18	$14,210	$14,284	$15,023
'18	$12,956	$12,983	$13,732
'19	$14,153	$14,071	$14,966
'19	$14,832	$14,548	$15,501
'19	$15,255	$14,801	$15,943
'19	$16,003	$15,399	$16,663
'19	$15,089	$14,417	$15,610
'19	$16,153	$15,429	$16,682
'19	$16,436	$15,669	$17,059
'19	$16,436	$15,382	$16,928
'19	$16,377	$15,649	$16,930
'19	$16,655	$15,980	$17,408
'19	$17,398	$16,584	$18,180
'19	$17,767	$17,063	$18,729
'20	$18,547	$17,082	$19,147
'20	$17,356	$15,686	$17,843
'20	$15,666	$13,613	$16,088
'20	$17,851	$15,412	$18,468
'20	$19,234	$16,225	$19,708
'20	$20,126	$16,584	$20,567
'20	$21,543	$17,555	$22,149
'20	$23,135	$18,843	$24,435
'20	$22,289	$18,155	$23,285
'20	$21,660	$17,717	$22,494
'20	$23,572	$19,803	$24,797
'20	$24,704	$20,640	$25,938
'21	$24,395	$20,470	$25,746
'21	$24,511	$21,064	$25,740
'21	$24,762	$21,861	$26,182
'21	$26,477	$23,037	$27,964
'21	$25,983	$23,147	$27,577
'21	$27,737	$23,727	$29,307
'21	$28,700	$24,220	$30,273
'21	$29,423	$24,921	$31,405
'21	$27,922	$23,776	$29,646
'21	$30,158	$25,426	$32,213
'21	$29,935	$25,085	$32,410
'21	$30,331	$26,101	$33,096
'22	$27,551	$24,629	$30,255
'22	$26,421	$23,953	$28,970
'22	$27,267	$24,762	$30,103
'22	$23,852	$22,554	$26,468
'22	$23,286	$22,520	$25,853
'22	$21,478	$20,634	$23,805
'22	$23,977	$22,556	$26,662
'22	$22,662	$21,690	$25,420
'22	$20,273	$19,683	$22,949
'22	$21,331	$21,261	$24,290
'22	$22,397	$22,412	$25,397
'22	$21,008	$21,108	$23,453
'23	$22,816	$22,524	$25,407
'23	$22,382	$21,988	$25,106
'23	$23,875	$22,683	$26,822
'23	$24,080	$22,964	$27,086
'23	$25,065	$23,071	$28,321
'23	$26,519	$24,629	$30,258
'23	$27,288	$25,476	$31,277
'23	$26,965	$25,031	$30,996
'23	$25,419	$23,854	$29,310
'23	$25,111	$23,278	$28,893
'23	$27,957	$25,452	$32,043
'23	$29,111	$26,708	$33,462
'24	$30,019	$27,081	$34,296
'24	$31,827	$28,543	$36,636
'24	$32,512	$29,458	$37,281
'24	$30,883	$28,205	$35,700
'24	$32,400	$29,533	$37,837
'24	$34,119	$30,510	$40,389
'24	$33,750	$30,954	$39,702
'24	$34,697	$31,688	$40,528
'24	$35,502	$32,366	$41,677
'24	$35,359	$32,139	$41,539
'24	$37,480	$34,209	$44,233
'24	$36,860	$33,255	$44,623
'25	$37,958	$34,313	$45,506
'25	$37,003	$33,713	$43,871
'25	$33,909	$31,762	$40,175
'25	$34,372	$31,573	$40,887
'25	$37,220	$33,589	$44,505
'25	$39,576	$35,290	$47,342
'25	$40,802	$36,074	$49,129
'25	$40,792	$36,833	$49,679
'25	$41,738	$38,110	$52,318
'25	$42,829	$38,932	$54,218
'25	$41,931	$39,027	$53,236
'25	$41,478	$39,030	$52,906

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	12.53%	10.92%	15.29%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 1,019,294,385
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 3,847,932
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,019,294,385
Number of Portfolio Holdings	71
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	3,847,932

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	51%
Communication Services	15%
Health Care	9%
Consumer Discretionary	8%
Industrials	8%
Financials	6%
Real Estate	1%
Materials	1%
Consumer Staples	1%

Ten Largest Equity Holdings

Holdings	58.5% of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	11.1%
Apple, Inc.	8.7%
Alphabet, Inc.	7.0%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	4.9%
Meta Platforms, Inc.	3.7%
Mastercard, Inc.	2.2%
Spotify Technology SA	1.4%
Visa, Inc.	1.4%

Material Fund Change [Text Block]
C000017184
Shareholder Report [Line Items]
Fund Name		DWS Core Equity VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Core Equity VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.59%

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 16.83% for the period ended December 31, 2025. The Russell 1000® Index returned 17.37% for the same period.

Stock selection was the primary driver of the Fund’s modest underperformance in 2025. The weakest results occurred in the consumer staples sector, where the spirits producer Constellation Brands, Inc. (0.5%) and the beer giant Molson Coors Beverage Co. (0.4%) both fell sharply amid a continued downtrend in global alcohol consumption. The financials sector was another area of weakness. The Fund was hurt by its positions in Ameriprise Financial (1.1%), which lost ground due to an earnings slowdown, and Apollo Global Management, Inc. (0.8%), which was pressured by worries about potential instability in the private credit market following the high-profile bankruptcies of certain lending firms. Positioning in the industrials sector further detracted, as the building materials producer Owens Corning (0.9%) weakened on concerns about slowing construction trends. Outside of these areas, key detractors included an overweight in Deckers Outdoor Corp.* and underweights in several top-performing information technology stocks, including Broadcom, Inc. (1.9%), Palantir Technologies, Inc. (0.2%), and NVIDIA Corp.*

Despite the adverse impact from these underweights, information technology was the Fund’s best sector in 2025. Positions in Micron Technology, Inc. (1.3%), Advanced Micro Devices, Inc. (1.1%), and Lam Research Corp. (0.4%) all performed very well after exceeding earnings estimates on multiple occasions. An overweight position in Oracle Corp. (1.4%) was also a winner for the full year. The utilities sector was a further area of strength, led by positions in NRG Energy, Inc. (1.2%) and American Water Works, Inc.* Stock selection in real estate and materials also contributed. Elsewhere in the portfolio, JPMorgan Chase & Co. (3.1%), Caterpillar, Inc. (1.0%), General Motors Co. (1.0%), and Spotify Technology SA (0.3%) all finished among the Fund’s top ten contributors for the year.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index
'15	$10,000	$10,000
'16	$9,345	$9,462
'16	$9,195	$9,459
'16	$9,819	$10,117
'16	$9,881	$10,172
'16	$10,099	$10,351
'16	$10,049	$10,374
'16	$10,469	$10,769
'16	$10,519	$10,784
'16	$10,536	$10,792
'16	$10,385	$10,582
'16	$10,863	$10,999
'16	$11,048	$11,205
'17	$11,191	$11,431
'17	$11,619	$11,873
'17	$11,568	$11,881
'17	$11,735	$12,006
'17	$11,964	$12,159
'17	$11,991	$12,244
'17	$12,311	$12,487
'17	$12,274	$12,526
'17	$12,585	$12,793
'17	$12,877	$13,086
'17	$13,224	$13,485
'17	$13,370	$13,635
'18	$14,146	$14,384
'18	$13,607	$13,856
'18	$13,288	$13,541
'18	$13,469	$13,587
'18	$13,739	$13,934
'18	$13,841	$14,024
'18	$14,329	$14,508
'18	$14,791	$15,008
'18	$14,906	$15,065
'18	$13,739	$13,999
'18	$13,906	$14,284
'18	$12,610	$12,983
'19	$13,623	$14,071
'19	$14,124	$14,548
'19	$14,316	$14,801
'19	$14,949	$15,399
'19	$13,990	$14,417
'19	$14,905	$15,429
'19	$15,123	$15,669
'19	$14,775	$15,382
'19	$15,109	$15,649
'19	$15,428	$15,980
'19	$15,937	$16,584
'19	$16,431	$17,063
'20	$16,431	$17,082
'20	$15,123	$15,686
'20	$13,002	$13,613
'20	$14,573	$15,412
'20	$15,213	$16,225
'20	$15,509	$16,584
'20	$16,398	$17,555
'20	$17,506	$18,843
'20	$16,788	$18,155
'20	$16,336	$17,717
'20	$18,286	$19,803
'20	$19,082	$20,640
'21	$19,004	$20,470
'21	$19,285	$21,064
'21	$20,049	$21,861
'21	$21,094	$23,037
'21	$21,374	$23,147
'21	$21,950	$23,727
'21	$22,378	$24,220
'21	$22,806	$24,921
'21	$21,752	$23,776
'21	$23,234	$25,426
'21	$22,773	$25,085
'21	$23,910	$26,101
'22	$22,559	$24,629
'22	$22,395	$23,953
'22	$23,201	$24,762
'22	$21,238	$22,554
'22	$21,219	$22,520
'22	$19,541	$20,634
'22	$21,219	$22,556
'22	$20,524	$21,690
'22	$18,576	$19,683
'22	$20,370	$21,261
'22	$21,470	$22,412
'22	$20,197	$21,108
'23	$21,508	$22,524
'23	$20,968	$21,988
'23	$21,547	$22,683
'23	$21,693	$22,964
'23	$21,693	$23,071
'23	$23,144	$24,629
'23	$24,014	$25,476
'23	$23,558	$25,031
'23	$22,584	$23,854
'23	$22,128	$23,278
'23	$24,138	$25,452
'23	$25,361	$26,708
'24	$25,817	$27,081
'24	$27,163	$28,543
'24	$28,220	$29,458
'24	$26,733	$28,205
'24	$28,261	$29,533
'24	$28,948	$30,510
'24	$29,280	$30,954
'24	$29,590	$31,688
'24	$30,232	$32,366
'24	$29,701	$32,139
'24	$31,760	$34,209
'24	$30,454	$33,255
'25	$31,406	$34,313
'25	$30,719	$33,713
'25	$28,815	$31,762
'25	$28,413	$31,573
'25	$30,186	$33,589
'25	$31,857	$35,290
'25	$32,743	$36,074
'25	$33,301	$36,833
'25	$34,617	$38,110
'25	$35,478	$38,932
'25	$35,554	$39,027
'25	$35,580	$39,030

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	16.83%	13.27%	13.53%
Russell 1000® Index	17.37%	13.59%	14.59%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 112,953,107
Holdings Count | Holding		94
Advisory Fees Paid, Amount		$ 431,284
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	112,953,107
Number of Portfolio Holdings	94
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	431,284

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	13%
Consumer Discretionary	11%
Communication Services	11%
Industrials	9%
Health Care	9%
Consumer Staples	5%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Holdings	45.2% of Net Assets
Apple, Inc.	9.0%
Microsoft Corp.	8.3%
NVIDIA Corp.	6.5%
Alphabet, Inc.	5.8%
Amazon.com, Inc.	3.9%
JPMorgan Chase & Co.	3.2%
Meta Platforms, Inc.	2.4%
Visa, Inc.	2.1%
AbbVie, Inc.	2.0%
Walmart, Inc.	2.0%

Material Fund Change [Text Block]
C000017188
Shareholder Report [Line Items]
Fund Name		DWS CROCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI® International VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.84%

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 44.90% for the period ended December 31, 2025. The Fund's broad-based index, the MSCI EAFE Index, returned 31.22% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 42.25%.

Stock selection made a strong contribution to the Fund’s relative performance in 2025, while sector allocations detracted. The Fund produced its best results in the financials sector, where overweights in a number of European banks — including Banco Santander SA (3.3%) and Banco Bilbao Vizcaya Argentaria SA (2.3%), both based in Spain — made the largest contributions. European banks, in general, performed well behind favorable interest rate trends, improving fundamentals, and expectations for accelerating economic growth in the region.

The Fund’s holdings in materials also strongly outperformed, led by the French steel producer ArcelorMittal SA (1.3%). The company reported better-than-expected earnings and continued to buy back shares. Nitto Denko Corp. (0.9%) and Holcim Ltd. AG* were further contributors of note.

The Fund also delivered robust relative performance across a broad range of other sectors, including consumer discretionary, health care, consumer staples, and industrials. The Japanese stocks Sony Corp.* and Toyota Motor Corp. (1.7%) helped fuel the strong showing in consumer discretionary. British American Tobacco PLC (2.3%), which benefitted from an improving earnings outlook, was the leading contributor in consumer staples and the third-largest contributor in the portfolio as a whole.

On the other hand, the Fund experienced meaningful underperformance in the industrials sector. DCC PLC (2.1%), a British company with sizable energy-related businesses, lagged due to weaker-than-expected earnings and concerns about its outlook. Teleperformance SE (0.9%), a French business services provider, also weighed on the Fund's relative performance. At the individual stock level, the Singapore-based financial services company Oversea-Chinese Banking Corp. Ltd. (1.7%), whose shares were pressured by falling net interest margins and a CEO transition, was the leading detractor.

With respect to sector allocation, the Fund was hurt by its underweight in financials, as well as its overweights in health care and information technology.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI EAFE Index	MSCI EAFE® Value Index
'15	$10,000	$10,000	$10,000
'16	$9,664	$9,277	$9,187
'16	$9,399	$9,107	$9,009
'16	$9,608	$9,699	$9,603
'16	$9,544	$9,980	$9,982
'16	$9,747	$9,890	$9,823
'16	$9,217	$9,558	$9,335
'16	$9,591	$10,042	$9,826
'16	$9,700	$10,049	$9,985
'16	$9,700	$10,173	$10,082
'16	$9,638	$9,965	$10,105
'16	$9,716	$9,766	$10,043
'16	$10,074	$10,100	$10,502
'17	$10,136	$10,393	$10,761
'17	$10,541	$10,542	$10,835
'17	$10,868	$10,832	$11,138
'17	$11,248	$11,107	$11,371
'17	$11,617	$11,515	$11,635
'17	$11,550	$11,495	$11,670
'17	$11,583	$11,826	$12,060
'17	$11,633	$11,822	$11,985
'17	$11,985	$12,116	$12,355
'17	$12,219	$12,300	$12,450
'17	$12,219	$12,429	$12,562
'17	$12,286	$12,628	$12,754
'18	$12,755	$13,262	$13,443
'18	$12,169	$12,663	$12,804
'18	$12,253	$12,435	$12,496
'18	$12,293	$12,719	$12,881
'18	$12,073	$12,433	$12,322
'18	$11,854	$12,281	$12,166
'18	$12,141	$12,584	$12,515
'18	$11,921	$12,341	$12,060
'18	$11,854	$12,448	$12,310
'18	$11,025	$11,457	$11,492
'18	$10,890	$11,442	$11,428
'18	$10,518	$10,887	$10,870
'19	$11,245	$11,602	$11,597
'19	$11,515	$11,898	$11,790
'19	$11,363	$11,973	$11,730
'19	$11,727	$12,310	$12,003
'19	$10,821	$11,719	$11,308
'19	$11,431	$12,414	$11,911
'19	$11,274	$12,256	$11,643
'19	$10,908	$11,939	$11,165
'19	$11,518	$12,281	$11,704
'19	$12,076	$12,722	$12,126
'19	$12,320	$12,866	$12,174
'19	$12,808	$13,284	$12,618
'20	$12,581	$13,006	$12,162
'20	$11,570	$11,831	$11,011
'20	$9,497	$10,252	$9,060
'20	$10,292	$10,914	$9,545
'20	$10,801	$11,389	$9,835
'20	$11,254	$11,777	$10,186
'20	$11,291	$12,051	$10,206
'20	$11,817	$12,671	$10,803
'20	$11,454	$12,342	$10,307
'20	$10,873	$11,849	$9,892
'20	$12,507	$13,686	$11,766
'20	$13,142	$14,322	$12,287
'21	$12,888	$14,169	$12,191
'21	$13,233	$14,487	$12,772
'21	$13,778	$14,820	$13,202
'21	$14,021	$15,266	$13,454
'21	$14,672	$15,764	$13,919
'21	$14,338	$15,587	$13,599
'21	$14,319	$15,704	$13,566
'21	$14,393	$15,981	$13,719
'21	$13,761	$15,517	$13,467
'21	$13,947	$15,899	$13,682
'21	$13,445	$15,159	$12,859
'21	$14,356	$15,935	$13,625
'22	$14,133	$15,165	$13,767
'22	$13,687	$14,897	$13,580
'22	$13,631	$14,993	$13,670
'22	$12,713	$14,023	$12,979
'22	$13,154	$14,128	$13,298
'22	$11,772	$12,817	$11,974
'22	$12,156	$13,456	$12,224
'22	$11,445	$12,817	$11,811
'22	$10,408	$11,618	$10,752
'22	$11,100	$12,242	$11,446
'22	$12,674	$13,621	$12,704
'22	$12,463	$13,632	$12,864
'23	$13,577	$14,736	$13,857
'23	$13,289	$14,429	$13,663
'23	$13,654	$14,786	$13,628
'23	$13,693	$15,204	$14,067
'23	$13,058	$14,560	$13,309
'23	$13,713	$15,223	$14,058
'23	$14,249	$15,715	$14,697
'23	$13,812	$15,113	$14,261
'23	$13,415	$14,597	$14,140
'23	$12,879	$14,005	$13,518
'23	$13,911	$15,305	$14,589
'23	$14,824	$16,118	$15,302
'24	$14,665	$16,211	$15,292
'24	$14,943	$16,508	$15,320
'24	$15,420	$17,051	$15,988
'24	$14,901	$16,614	$15,824
'24	$15,660	$17,258	$16,448
'24	$14,818	$16,979	$15,990
'24	$15,434	$17,477	$16,739
'24	$15,947	$18,046	$17,168
'24	$15,968	$18,212	$17,412
'24	$15,332	$17,222	$16,594
'24	$15,291	$17,124	$16,466
'24	$15,188	$16,735	$16,172
'25	$15,947	$17,614	$16,997
'25	$16,974	$17,956	$17,631
'25	$17,240	$17,883	$18,042
'25	$17,593	$18,702	$18,773
'25	$18,143	$19,558	$19,527
'25	$18,607	$19,989	$19,866
'25	$18,544	$19,708	$19,917
'25	$19,579	$20,549	$21,057
'25	$20,043	$20,942	$21,334
'25	$20,128	$21,188	$21,496
'25	$21,205	$21,320	$22,081
'25	$22,008	$21,959	$23,004

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	44.90%	10.86%	8.21%
MSCI EAFE Index	31.22%	8.92%	8.18%
MSCI EAFE® Value Index	42.25%	13.36%	8.69%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
AssetsNet		$ 92,482,214
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 427,543
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	92,482,214
Number of Portfolio Holdings	75
Portfolio Turnover Rate (%)	83
Total Net Advisory Fees Paid ($)	427,543

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	97%
Preferred Stocks	2%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Financials	26%
Health Care	21%
Industrials	14%
Consumer Staples	10%
Materials	8%
Consumer Discretionary	6%
Energy	5%
Utilities	3%
Information Technology	3%
Communication Services	3%

Geographical Diversification

Country	% of Net Assets
Japan	24%
United Kingdom	17%
France	14%
Spain	6%
Germany	5%
Switzerland	5%
Italy	5%
Singapore	4%
Luxembourg	4%
Australia	4%
Other	11%

Ten Largest Equity Holdings

Holdings	30.4% of Net Assets
Shionogi & Co., Ltd. (Japan)	3.5%
HSBC Holdings PLC (United Kingdom)	3.4%
Banco Santander SA (Spain)	3.3%
Ono Pharmaceutical Co., Ltd. (Japan)	3.0%
BNP Paribas SA (France)	3.0%
Tenaris SA (Luxembourg)	3.0%
Roche Holding AG (Switzerland)	3.0%
BHP Group Ltd. (Australia)	2.8%
Sanofi SA (France)	2.8%
UniCredit SpA (Italy)	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.82% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.82% to 0.79%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/vipreports, or call (800) 728-3337.
C000017182
Shareholder Report [Line Items]
Fund Name		DWS Global Small Cap VIP
Class Name		Class A
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Small Cap VIP (the "Fund") for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.89%

Gross expense ratio as of the latest prospectus: 1.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 20.51% for the period ended December 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.34% for the same period, while the Fund's additional, more narrowly based index, the S&P® Developed SmallCap Index, returned 18.48%.

The Fund’s outperformance relative to the S&P® Developed SmallCap Index was primarily the result of stock selection in the industrials, information technology, and communication services sectors, among others. On the other hand, selection in financials, real estate, and consumer discretionary detracted.

Lumentum Holdings, Inc. (2.4%), a designer and manufacturer of optical and photonic products for cloud data centers, AI infrastructure, and industrial applications, was the top individual contributor. The stock surged behind accelerating demand for the company’s high-efficiency lasers used in AI infrastructure. BridgeBio Pharma, Inc. (2.1%), which develops and commercializes medicines for genetic diseases and cancers, was a top performer in health care due to a new drug launch and positive clinical trial results. DroneShield Ltd.,* a provider of AI-powered counter-drone and electronic warfare solutions, further helped results. The shares rallied on the strength of contract wins and impressive revenue growth that was driven in part by increased defense spending in Europe. Hecla Mining (1.7%), a beneficiary of rising metals prices, and EchoStar Corp. (0.9%), a satellite communications provider that monetized some of its spectrum assets, were additional contributors.

The U.S. cybersecurity company Sentinel One, Inc.* was the largest detractor. The stock declined due to market share losses and reduced guidance stemming from increased competition. Stride, Inc. (0.7%), a technology-based education company providing online and blended learning programs, also hurt performance. The stock dropped after the company issued sharply lower guidance, citing major IT platform issues that led to missed enrollment targets. Jefferies Financial Group, Inc.* was another notable detractor due in part to its association with the lending firm First Brands, which filed for bankruptcy. Shares of Siegfried Holding AG (0.9%), a leading pharmaceutical contract development and manufacturing organization, fell due to cautious guidance and margin pressure. The U.S. insulation producer Aspen Aerogels, Inc. (0.2%) was an additional detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index	S&P® Developed SmallCap Index
'15	$10,000	$10,000	$10,000
'16	$9,172	$9,397	$9,217
'16	$9,028	$9,332	$9,247
'16	$9,780	$10,024	$10,034
'16	$9,795	$10,172	$10,262
'16	$9,907	$10,185	$10,369
'16	$9,406	$10,123	$10,175
'16	$9,933	$10,559	$10,733
'16	$10,011	$10,595	$10,752
'16	$10,123	$10,660	$10,909
'16	$9,691	$10,479	$10,504
'16	$10,045	$10,558	$10,903
'16	$10,157	$10,786	$11,159
'17	$10,390	$11,081	$11,416
'17	$10,537	$11,392	$11,671
'17	$10,640	$11,532	$11,775
'17	$10,840	$11,711	$11,996
'17	$11,010	$11,970	$12,118
'17	$11,170	$12,024	$12,310
'17	$11,369	$12,360	$12,579
'17	$11,303	$12,408	$12,570
'17	$11,747	$12,647	$13,045
'17	$11,756	$12,910	$13,230
'17	$12,040	$13,160	$13,564
'17	$12,191	$13,372	$13,759
'18	$12,682	$14,127	$14,270
'18	$12,059	$13,533	$13,684
'18	$12,068	$13,244	$13,688
'18	$12,095	$13,370	$13,795
'18	$12,356	$13,387	$14,153
'18	$12,377	$13,314	$14,083
'18	$12,367	$13,716	$14,256
'18	$12,562	$13,824	$14,641
'18	$12,280	$13,884	$14,421
'18	$10,789	$12,843	$12,961
'18	$10,757	$13,031	$13,081
'18	$9,691	$12,113	$11,860
'19	$10,594	$13,070	$13,066
'19	$10,920	$13,419	$13,584
'19	$10,822	$13,588	$13,465
'19	$11,191	$14,047	$13,905
'19	$10,354	$13,214	$13,026
'19	$10,996	$14,079	$13,835
'19	$10,916	$14,120	$13,867
'19	$10,480	$13,785	$13,409
'19	$10,652	$14,075	$13,628
'19	$11,134	$14,460	$14,007
'19	$11,467	$14,813	$14,467
'19	$11,754	$15,335	$14,960
'20	$11,467	$15,166	$14,561
'20	$10,480	$13,941	$13,225
'20	$8,506	$12,059	$10,487
'20	$9,424	$13,350	$11,898
'20	$10,294	$13,931	$12,738
'20	$10,433	$14,376	$13,072
'20	$10,873	$15,137	$13,698
'20	$11,546	$16,063	$14,421
'20	$11,325	$15,545	$14,053
'20	$11,430	$15,167	$14,015
'20	$12,832	$17,037	$16,240
'20	$13,795	$17,828	$17,384
'21	$13,841	$17,747	$17,639
'21	$14,490	$18,158	$18,524
'21	$14,687	$18,643	$18,870
'21	$15,251	$19,458	$19,640
'21	$15,320	$19,761	$19,852
'21	$15,483	$20,021	$19,953
'21	$15,460	$20,159	$19,797
'21	$15,704	$20,664	$20,275
'21	$15,146	$19,810	$19,608
'21	$15,751	$20,821	$20,302
'21	$15,134	$20,320	$19,285
'21	$15,856	$21,133	$20,022
'22	$14,529	$20,095	$18,473
'22	$14,401	$19,576	$18,522
'22	$14,483	$20,000	$18,738
'22	$13,342	$18,399	$17,274
'22	$13,215	$18,420	$17,291
'22	$11,745	$16,868	$15,517
'22	$12,805	$18,046	$16,926
'22	$12,310	$17,381	$16,428
'22	$10,953	$15,717	$14,716
'22	$11,787	$16,666	$15,918
'22	$12,720	$17,958	$16,957
'22	$12,042	$17,252	$16,356
'23	$13,257	$18,488	$17,943
'23	$13,088	$17,958	$17,501
'23	$12,805	$18,512	$17,086
'23	$12,775	$18,778	$17,021
'23	$12,473	$18,577	$16,529
'23	$13,492	$19,656	$17,646
'23	$14,497	$20,375	$18,518
'23	$14,066	$19,806	$17,819
'23	$13,148	$18,987	$16,851
'23	$12,401	$18,416	$15,823
'23	$13,564	$20,116	$17,335
'23	$14,999	$21,082	$18,957
'24	$14,511	$21,206	$18,472
'24	$14,971	$22,116	$19,134
'24	$15,531	$22,810	$19,961
'24	$14,494	$22,057	$18,892
'24	$15,392	$22,953	$19,720
'24	$15,011	$23,464	$19,344
'24	$16,290	$23,843	$20,482
'24	$16,184	$24,448	$20,572
'24	$16,427	$25,016	$21,041
'24	$16,092	$24,455	$20,558
'24	$17,249	$25,369	$21,886
'24	$15,864	$24,769	$20,595
'25	$16,214	$25,600	$21,348
'25	$15,438	$25,446	$20,661
'25	$14,996	$24,441	$19,789
'25	$15,086	$24,669	$19,876
'25	$15,912	$26,087	$21,040
'25	$16,821	$27,258	$22,003
'25	$16,772	$27,628	$22,320
'25	$17,614	$28,310	$23,270
'25	$18,143	$29,336	$23,730
'25	$18,093	$29,992	$23,776
'25	$18,672	$29,989	$24,178
'25	$19,118	$30,302	$24,401

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	20.51%	6.74%	6.70%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P® Developed SmallCap Index	18.48%	7.02%	9.33%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 68,717,119
Holdings Count | Holding		168
Advisory Fees Paid, Amount		$ 369,005
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	68,717,119
Number of Portfolio Holdings	168
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	369,005

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	2%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Information Technology	12%
Health Care	11%
Consumer Discretionary	10%
Materials	8%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Utilities	4%
Communication Services	4%

Geographical Diversification

Country	% of Net Assets
United States	65%
Japan	7%
United Kingdom	6%
Canada	3%
France	3%
Switzerland	2%
Korea	2%
Italy	2%
Puerto Rico	1%
Sweden	1%
Other	6%

Ten Largest Equity Holdings

Holdings	18.7% of Net Assets
Lumentum Holdings, Inc. (United States)	2.4%
BridgeBio Pharma, Inc. (United States)	2.1%
Casey's General Stores, Inc. (United States)	2.0%
Eiffage SA (France)	1.9%
Affiliated Managers Group, Inc. (United States)	1.9%
TechnipFMC PLC (United Kingdom)	1.8%
Hecla Mining Co. (United States)	1.7%
Drax Group PLC (United Kingdom)	1.7%
Madison Square Garden Sports Corp. (United States)	1.6%
SkyWest, Inc. (United States)	1.6%

Material Fund Change [Text Block]